Investment Securities (Impairments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pre-tax, Other-Than-Temporary Impairments on Investment Securities
Total pre tax, OTTI recognized	$ 64	$ 316	$ 201
Less: pre-tax, OTTI recognized in AOCI	0	(4)	(31)
Pre-tax, OTTI recognized in earnings	64	312	170
Other Than Temporary Impairment Related To Equity Securities	$ 0	$ 219	$ 0